Distributions (Distributions) (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	0 Months Ended												12 Months Ended
	Nov. 14, 2012	Aug. 14, 2012	May 15, 2012	Feb. 14, 2012	Nov. 14, 2011	Aug. 12, 2011	May 13, 2011	Feb. 14, 2011	Nov. 12, 2010	Aug. 13, 2010	May 14, 2010	Feb. 12, 2010	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Distributions Made to Limited Liability Company (LLC) Member [Line Items]
Per unit cash distribution amount	$ 0.485	$ 0.47125	$ 0.42	$ 0.4075	$ 0.4	$ 0.3925	$ 0.385	$ 0.37875	$ 0.3725	$ 0.36625	$ 0.36	$ 0.355	$ 1.78375	$ 1.55625	$ 1.45375
Limited partner units	$ 109,707	$ 106,597	$ 95,004	$ 92,177	$ 90,189	$ 88,498	$ 86,807	$ 85,398	$ 83,798	$ 82,393	$ 76,847	$ 75,779	$ 403,485	$ 350,892	$ 318,817